Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
ESG Aware Aggressive Allocation ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 55.1%
(a)
iShares ESG Aware MSCI USA ETF ....... 110,967 $ 13,827,598
iShares ESG Aware MSCI USA Small-Cap ETF 33,295 1,380,744
15,208,342
Domestic Fixed Income — 20.2%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 118,115 5,575,028
International Equity — 24.6%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 58,020 4,622,453
iShares ESG Aware MSCI EM ETF ........ 62,241 2,193,995
6,816,448
Total Long-Term Investments — 99 .9%
(Cost: $ 24,621,379 ) ............................... 27,599,818
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83%
(a) (b)
.................. 28,071 $ 28,071
Total Short-Term Securities — 0 .1%
(Cost: $ 28,071 ) .................................. 28,071
Total Investments — 100 .0%
(Cost: $ 24,649,450 ) ............................... 27,627,889
Liabilities in Excess of Other Assets — (0.0) % ............. (5,373)
Net Assets — 100.0% ............................... $ 27,622,516
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 249,275 $ — $ (249,750)
(b)
$ 475 $ — $ — — $ 653
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 28,098 — (27)
(b)
— — 28,071 28,071 609 —
iShares ESG Aware MSCI
EAFE ETF ........... 4,941,555 15,783 (279,192) 29,280 (84,973) 4,622,453 58,020 — —
iShares ESG Aware MSCI EM
ETF ................ 2,185,768 7,330 (90,284) 5,769 85,412 2,193,995 62,241 — —
iShares ESG Aware MSCI USA
ETF ................ 14,113,659 44,741 (751,908) 173,481 247,625 13,827,598 110,967 51,143 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,400,973 29,893 (47,900) 9,348 (11,570) 1,380,744 33,295 4,661 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,446,952 355,714 (188,142) 7,616 (47,112) 5,575,028 118,115 52,085 —
$ 225,969 $ 189,382 $ 27,627,889 $ 109,151 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
ESG Aware Aggressive Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 27,599,818 $ — $ — $ 27,599,818
Short-Term Securities
Money Market Funds ...................................... 28,071 — — 28,071
$ 27,627,889 $ — $ — $ 27,627,889
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International